Income taxes - Reconciliation of foreign rate differential (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax
Foreign rate differential	$ 4,800	$ 10,916	$ 3,406
US
Income Tax
Foreign rate differential	1,884	12,428	(10,961)
Singapore
Income Tax
Foreign rate differential	(570)	(586)	140
Irish
Income Tax
Foreign rate differential	6	(11)	584
UK
Income Tax
Foreign rate differential	3,487	(942)	13,632
Other
Income Tax
Foreign rate differential	$ (7)	$ 27	$ 11